JPMORGAN INSURANCE TRUST

245 Park Avenue

New York, N.Y. 10167

February 24, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Insurance Trust (“Trust”)
File Nos. 811-7874 and 333-66080

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 32 (Amendment No. 33 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed primarily to include the revised investment objective for the JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio, on which shareholders are currently voting, as well as certain other updates to the Trust’s disclosure. Another post-effective amendment will be filed under Rule 485(b) in April in order to complete the annual update for the Trust.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary